[GRAPHIC OMMITTED]


                                            REPUBLIC
                                        MONEY MARKET FUND


                                             REPUBLIC
                                         U.S. GOVERNMENT
                                        MONEY MARKET FUND


                                       REPUBLIC EQUITY FUND
SEMI-ANNUAL REPORT
------------------
APRIL 30, 1999
                                             REPUBLIC
                                         NEW YORK TAX-FREE
                                         MONEY MARKET FUND



                                  [logo] REPUBLIC FAMILY OF FUNDS

PRESIDENT'S MESSAGE


                                                                   June 1999

DEAR SHAREHOLDER:

    We are very pleased to present you with the semi-annual report for the Republic Money Market Fund, the Republic U.S. Government Money Market Fund and the Republic New York Tax-Free Money Market Fund, (the "Funds") for the six months ended April 30, 1999. In this report we have provided you with a commentary from the Funds' Investment Adviser, Republic National Bank of New York.

    We hope you find this commentary and accompanying financial summaries informative and as always we would be delighted to hear from you to answer any questions you might have or provide you with additional information.

    Financial statements and portfolio holdings for the Funds for the six months ended April 30, 1999 also follow. We look forward to servicing your financial needs and appreciate your continued support.

                                      Respectfully submitted,

                                   /s/ Walter B. Grimm

                                       Walter B. Grimm
                                       President

REPUBLIC FUNDS
SEMI-ANNUAL REPORT -- APRIL 30, 1999

TABLE OF CONTENTS
                                                                          PAGE
President's Message ..................................................      1
Commentary from the Investment Adviser ...............................      3
Statement of Net Assets ..............................................      7
Statement of Operations ..............................................     18
Statements of Changes in Net Assets ..................................     19
Notes to Financial Statements ........................................     22
Financial Highlights .................................................     27

COMMENTARY FROM THE INVESTMENT ADVISER --
REPUBLIC NATIONAL BANK OF NEW YORK

U.S. ECONOMIC REVIEW
    During the first six months of the fiscal year, the U.S. economy enjoyed the pleasant combination of real rapid growth and falling inflation. Powerful global deflationary forces overwhelmed any latent inflationary pressures that might have otherwise emerged as a result of strong domestic growth. Falling prices for oil, commodities and other traded goods fed directly into lower inflation, while increased import competition restricted the pricing power of U.S. companies. Inflation expectations remain the key to the outlook for monetary policy and, by default, the financial markets. There are several reasons to be optimistic about the long-term inflation outlook. Rapid growth in high-tech investment, combined with ongoing corporate restructuring, has led to marked improvement in productivity growth. Perhaps most important, the Federal Reserve is committed to keeping inflation low. Given that U.S. real interest rates remain high by comparison with other developed countries, the Fed is unlikely to take any action to raise interest rates in the absence of clear signs that inflation is rising. But, the case for higher interest rates could become irresistible if inflation increases even modestly and economic growth does not slow.

Republic Money Market Fund

    The Republic Money Market Fund returned 2.12% (Class A Shares) for the period from inception of the Fund (November 12, 1998) through April 30, 1999, compared to 1.75% for the Lipper Money Market Fund Average<1).


--------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED         INCEPTION TO
AVERAGE ANNUAL TOTAL RETURN                         04/30/99          04/30/99
--------------------------------------------------------------------------------
% Return for the period           Class A             2.12%             2.12%
                                  Class D(3)          0.36%             0.36%
                                  Class Y             2.25%             2.25%
--------------------------------------------------------------------------------
Annualized Compounded             Class A             4.29%
7 day Yield through April         Class D             4.32%
30, 1999                          Class Y             4.57%
--------------------------------------------------------------------------------

(1) The Lipper Money Market Fund Average measures the performance of funds which invest principally in financial instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities with dollar-weighted average maturities of less than 90 days.
(2) Portfolio composition is subject to change.
(3) Return quoted is for the period April 1, 1999 (date of initial offering) to April 30, 1999.

An investment in the Fund is neither guaranteed nor insured by the FDIC or any other Government Agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Past performance is not predictive of future performance as yields on money market funds fluctuate daily.

Republic U.S. Government Money Market Fund

    The Republic U.S. Government Money Market Fund (the "Fund") returned 2.09% (Class A Shares) for the six months ended April 30, 1999, compared to 2.19% for the Lipper U.S. Government Money Market Fund Average.(1) The Fund's average annual return was 4.70% (Class A Shares) for that period from inception of the Fund's current objective (February 1, 1994)(2) to April 30, 1999 compared to 4.80% for the Lipper U.S. Government Money Market Fund Average.

    As of April 30, 1999, the Fund's average maturity was 42 days. The ratings on the portfolio holdings were AAA, consisting of 51.34% U.S. Treasury bills and notes, 27.20% U.S. Agencies and 21.46% Repurchase Agreements.(3) The Fund's annualized compounded 7 day yield through April 30, 1999 was 4.00% for Class A Shares.

--------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED          INCEPTION TO
AVERAGE ANNUAL TOTAL RETURN                       04/30/99           04/30/99
--------------------------------------------------------------------------------
% Return for the period          lass A             2.09%             4.70%
                                 lass B             1.70%             1.70%
                                 lass D(4)          0.33%             0.33%
                                 lass Y             2.22%             5.04%
--------------------------------------------------------------------------------
Annualized Compounded            Class A           4.00%
7 day Yield through April        Class B           3.29%
30, 1999                         Class D           4.04%
                                 Class Y           4.29%
--------------------------------------------------------------------------------

(1) The Lipper U.S. Government Money Market Fund Average measures the performance of funds which invest principally in financial instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities with dollar-weighted average maturities of less than 90 days.
(2) On February 1, 1994 the Fund changed from a general money market fund to a U.S. Government money market fund.
(3) Portfolio composition is subject to change.
(4) Return quoted is for the period April 1, 1999 (date of initial offering) to April 30, 1999.

An investment in the Fund is neither guaranteed nor insured by the FDIC or any other Government Agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Past performance is not predictive of future performance as yields on money market funds fluctuate daily.

Republic New York Tax-Free Money Market Fund


    The Republic New York Tax-Free Money Market Fund (the "Fund") returned 1.13% for Class A (Investor Shares) for the six months ended April 30, 1999, compared to 1.21% for the Lipper NY Money Market Fund Average.(1) For the period from inception (November 17, 1994) to April 30, 1999 the Fund outperformed the average annual return for the Lipper NY Money Market Fund Average, returning 3.02% (Class A) versus 2.98%.

Prices for high-grade municipal notes remained strong due to an increase in demand and lack of new issuance. Yields generally rise in April due to seasonal factors such as corporate and individual tax payments. As a result the Fund will try to take advantage of the market and slightly extend the average maturity of the holdings. As of April 30, 1999 the Fund's average maturity was 38 days and the portfolio consisted of 57.5% Floating Rate Demand Notes, 22.7% Tax Exempt Commercial Paper, 20.1% Fixed Rate Notes and 0.25% cash and cash equivalents.(2) The Fund's annualized compounded 7-day yield through April 30, 1999 was 2.68% for Class A Shares.


-------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED        INCEPTION TO
AVERAGE ANNUAL TOTAL RETURN                         04/30/99         04/30/99
-------------------------------------------------------------------------------
% Return for the period           Class A             1.13%            3.02%
                                  Class D(3)          0.20%            0.20%
                                  Class Y             1.26%            3.18%
-------------------------------------------------------------------------------
Annualized Compounded             Class A             2.68%
7 day Yield through April         Class D             2.71%
30, 1999                          Class Y             2.96%
-------------------------------------------------------------------------------

(1) The Lipper NY Money Market Fund Average measures the performance of funds which invest principally in municipal obligations of New York state with dollar weighted average maturities of less than 90 days.
(2) Portfolio composition is subject to change.
(3) Return quoted is for the period April 1, 1999 (date of initial offering) to April 30, 1999.

An investment in the Fund is neither insured nor guaranteed by the FDIC or any other Government Agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Past performance is not predictive of future performance as yields on money market funds fluctuate daily. This material must be preceded or accompanied by a current prospectus.

REPUBLIC MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED) -- APRIL 30, 1999
PRINCIPAL                                                            MATURITY         AMORTIZED
 AMOUNT                DESCRIPTION                RATE                 DATE              COST
 ------                -----------                ----                 ----              ----
                      COMMERCIAL PAPER -- 62.32%
 5,000,000  American Express ...................  4.85%               5/4/99        $  4,997,979
 1,400,000  Baptist Hospital ...................  4.90               5/14/99           1,397,558
 5,000,000  Baptist Hospital ...................  4.93               5/13/99           4,991,883
 5,000,000  Baptist Hospital ...................  4.98                6/1/99           4,978,817
 3,450,000  Baton Rouge, LA For Dow Chemical ...  4.90                5/4/99           3,450,000
10,000,000  BP Amoco ...........................  4.89                5/3/99           9,997,283
 5,390,000  Brazos River Authority .............  5.02               8/10/99           5,390,000
 6,000,000  California Pollution Control .......  4.85                5/5/99           5,999,985
 7,500,000  California Pollution Control .......  4.87                6/4/99           7,500,000
 8,000,000  Ford Motor Credit Corp. ............  4.85                5/4/99           7,996,767
 5,000,000  Ford Motor Credit Corp. ............  4.80               5/21/99           4,986,694
 3,000,000  General Electric Capital Corp. .....  4.86                5/3/99           2,999,200
 5,000,000  General Electric Capital Corp. .....  4.84                5/5/99           4,997,311
 5,000,000  General Electric Capital Corp. .....  4.91               7/28/99           4,940,967
 5,000,000  General Motors Acceptance Corp. ....  4.87               7/28/99           4,941,211
 4,300,000  IBM Credit Corp. ...................  4.81                5/3/99           4,298,853
 5,150,000  Morgan Stanley Dean Witter .........  5.89               3/20/00           5,175,634
10,000,000  Nestle Capital Corp. ...............  4.91                5/3/99           9,997,273
 2,942,000  New York Dorm Authority ............  4.99                5/5/99           2,942,000
 3,000,000  New York Dorm Authority ............  5.00                6/3/99           3,000,000
10,000,000  New York State Power Authority .....  4.84               5/18/99           9,977,334
 5,000,000  New York Times Co. .................  4.88               5/17/99           4,989,244
 1,500,000  New York, New York, Series B .......  4.90                6/1/99           1,500,000
 3,200,000  Port of Oakland ....................  4.95                5/7/99           3,199,981
10,000,000  Proctor & Gamble ...................  4.79                5/3/99           9,997,344
 4,875,000  Society for the New York Hospital ..  4.98                8/9/99           4,808,646
 8,000,000  Society for the New York Hospital ..  4.97                8/9/99           7,891,333
 5,000,000  Temple Physician ...................  5.02               6/22/99           4,964,322
 7,100,000  Tennessee School Board .............  4.92               5/28/99           7,100,000
 2,500,000  Tennessee School Board .............  4.92                6/1/99           2,500,000
 6,900,000  Tennessee School Board .............  4.86               6/21/99           6,900,000
 6,000,000  Trustees of the Columbia University   4.84                5/7/99           5,995,220
11,000,000  United Parcel Service ..............  5.02                5/3/99          10,996,932
                                                                                    ------------
            TOTAL COMMERCIAL PAPER ..........................................        185,799,771
                                                                                    ------------
            MUNICIPAL BONDS -- 1.34%
 1,000,000  Chicago, Illinois Tax Increment ....  5.20              11/15/99           1,000,000
 1,000,000  Mercer County, New Jersey ..........  5.88                1/1/00           1,000,329
 2,000,000  New York, New York .................  5.31                8/1/99           1,998,468
                                                                                    ------------
            TOTAL MUNICIPAL BONDS ...........................................          3,998,797
                                                                                    ------------
            VARIABLE RATE DEMAND NOTES -- 13.85%
 3,500,000  Harrison Foundation ................  4.90%               1/1/29        $  3,500,000
 5,000,000  California Housing Financial Agency   4.95                8/1/29           5,000,000
 3,160,000  Cleveland, Ohio Airport Systems,
              Series E .........................  4.90                1/1/20           3,160,000
 3,280,000  Illinois Health Facilities Authority  4.90                7/1/24           3,280,000
 1,425,000  New York City Housing Development ..  4.95               9/15/28           1,425,000
   815,000  New York City Housing Development ..  4.95              10/15/28             815,000
 4,300,000  New York City Housing Development ..  4.95              11/15/28           4,300,000
 3,920,000  New York City Housing Development ..  4.95               4/15/29           3,920,000
 4,000,000  New York City Housing Development ..  4.95               12/1/31           4,000,000
 4,800,000  New York State Housing Financial
              Authority ........................  4.95               9/15/08           4,800,000
 2,200,000  New York State Housing Financial
              Authority ........................  4.95               11/1/31           2,200,000
 3,400,000  Tennessee State ....................  4.90                7/2/01           3,400,000
   500,000  Tennessee State ....................  4.90                7/2/01             500,000
 1,000,000  Tennessee State ....................  4.90                7/2/01           1,000,000
                                                                                    ------------
            TOTAL VARIABLE RATE DEMAND NOTES ................................         41,300,000
                                                                                    ------------
            U.S. GOVERNMENT AND GOVERNMENT
              AGENCY OBLIGATIONS -- 13.91%
 5,000,000  Federal National Mortgage
              Association ......................  5.25               3/10/00           4,997,113
 5,000,000  Federal National Mortgage
              Association ......................  5.09                5/4/00           4,995,850
 5,000,000  Federal Farm Credit Bank ...........  5.05                4/3/00           4,997,826
 3,500,000  Federal Home Loan Bank .............  5.00               2/10/00           3,500,000
 5,000,000  Federal Home Loan Bank .............  5.03                3/2/00           5,000,000
 5,000,000  Federal Home Loan Bank .............  5.08               3/15/00           5,000,000
 3,000,000  Federal Home Loan Bank .............  5.16               3/22/00           3,000,000
 5,000,000  Federal Home Loan Bank .............  5.15               5/17/00           5,000,000
 5,000,000  Student Loan Marketing Assn. .......  4.81               9/16/99           5,000,000
                                                                                    ------------
            TOTAL U.S. GOVERNMENT AND GOVERNMENT
              AGENCY OBLIGATIONS ............................................         41,490,789
                                                                                    ------------
            REPURCHASE AGREEMENTS -- 12.09%
12,000,000  Goldman (collaterized by $12,000,000
              cash) ............................  4.91                5/3/99          12,000,000
12,056,000  Lehman Brothers (collaterized by
              $12,056,000 cash) ................  4.86                5/3/99          12,056,000
12,000,000  Morgan Stanley Dean Witter
              (collaterized by $12,000,000 cash)  4.88                5/3/99          12,000,000
                                                                                    ------------
            TOTAL REPURCHASE AGREEMENTS .....................................         36,056,000
                                                                                    ------------
            TOTAL INVESTMENTS AT AMORTIZED COST(A) -- 103.51%................       $308,645,357
                                                                                    ------------

REPUBLIC MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED) -- APRIL 30, 1999 (CONTINUED)


Cash ........................................................................       $        701
Interest receivable .........................................................            809,309
Payable for investments purchased ...........................................         (9,995,850)
Dividends payable ...........................................................         (1,033,974)
Payable for fund shares redeemed ............................................           (100,000)
Shareholder service fees payable ............................................            (35,705)
Administration fee payable ..................................................            (38,112)
Other liabilities in excess of other assets .................................            (75,454)
                                                                                    ------------
NET ASSETS ..................................................................       $298,176,272
                                                                                    ============
Represented by:
  Paid-in capital ...........................................................       $298,176,119
  Accumulated net realized gains on investments .............................                153
                                                                                    ------------
NET ASSETS ..................................................................       $298,176,272
                                                                                    ============

  Class A (Investor) Shares -- Applicable to 161,109,562 shares of beneficial
                                 interest outstanding .......................       $161,109,676
  Class D (Private Investor) Shares -- Applicable to 17,974,504 shares of
                                         beneficial interest outstanding ....         17,974,504
  Class Y (Adviser) Shares -- Applicable to 119,092,052 shares of beneficial
                                interest outstanding ........................        119,092,092
                                                                                    ------------
NET ASSETS ..................................................................       $298,176,272
                                                                                    ============

Net Asset Value, Offering Price and Redemption Price Per Share
  (Class A (Investor) Shares, Class B Shares, Class C Shares, Class D (Private
  Investor) Shares and Class Y (Adviser) Shares) ............................              $1.00
                                                                                           =====
(a) Cost and value for federal income tax and financial  reporting  purposes are the same.

REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED) -- APRIL 30, 1999
PRINCIPAL                                                            MATURITY         AMORTIZED
 AMOUNT                DESCRIPTION                RATE                 DATE              COST
 ------                -----------                ----                 ----              ----
             U.S. GOVERNMENT AND GOVERNMENT AGENCY
               OBLIGATIONS -- (78.61% OF NET ASSETS)
 10,000,000  Federal Farm Credit Bank .........  4.89%               8/3/99         $  10,000,000
 10,000,000  Federal Farm Credit Bank .........  5.25               10/1/99            10,000,000
  7,000,000  Federal Home Loan Bank ...........  4.90                5/3/99             6,998,094
 15,000,000  Federal Home Loan Bank ...........  4.73                5/5/99            14,992,150
 25,000,000  Federal Home Loan Bank ...........  4.79                5/7/99            24,980,250
 15,000,000  Federal Home Loan Bank ...........  4.69               5/14/99            14,974,677
 10,000,000  Federal Home Loan Bank ...........  4.68               5/19/99             9,976,675
 25,000,000  Federal Home Loan Bank ...........  4.72               5/21/99            24,934,750
 25,000,000  Federal Home Loan Bank ...........  4.76               5/28/99            24,911,313
 15,000,000  Federal Home Loan Bank ...........  4.72                6/2/99            14,937,400
 15,000,000  Federal Home Loan Bank ...........  4.74                6/9/99            14,923,625
 20,000,000  Federal Home Loan Bank ...........  4.73               6/16/99            19,880,017
  3,250,000  Federal Home Loan Bank ...........  4.86               6/17/99             3,248,337
 15,000,000  Federal Home Loan Bank ...........  4.78               6/23/99            14,895,546
 15,000,000  Federal Home Loan Bank ...........  4.73               7/23/99            14,838,323
 10,000,000  Federal Home Loan Bank ...........  4.92               8/18/99             9,998,955
 10,000,000  Federal Home Loan Bank ...........  4.99                9/9/99             9,999,558
 10,000,000  Federal Home Loan Bank ...........  5.22               3/17/00            10,000,000
 10,000,000  Federal Home Loan Bank ...........  4.89                4/7/00            10,000,000
 10,000,000  Federal Home Loan Bank ...........  4.92               4/12/00             9,996,197
 10,000,000  Federal Home Loan Bank ...........  5.00               4/28/00             9,996,033
 10,000,000  Student Loan Marketing Assn. .....  5.11               6/17/99            10,000,000
 15,000,000  Student Loan Marketing Assn. .....  4.57                8/2/99            14,996,238
 10,000,000  Student Loan Marketing Assn. .....  4.81               9/16/99            10,000,000
 10,000,000  Student Loan Marketing Assn. .....  4.71              10/21/99            10,000,000
 10,000,000  Student Loan Marketing Assn. .....  5.18              11/24/99             9,998,866
 10,000,000  Student Loan Marketing Assn. .....  5.11               12/2/99             9,997,114
  5,000,000  Student Loan Marketing Assn. .....  5.18               12/3/99             4,998,816
  5,000,000  Student Loan Marketing Assn. .....  4.96                8/4/00             4,998,778
 55,000,000  U.S. Treasury Bills ..............  4.43                5/6/99            54,966,497
108,000,000  U.S. Treasury Bills ..............  4.49               5/13/99           107,841,486
 35,000,000  U.S. Treasury Bills ..............  4.48               5/20/99            34,919,646
 35,000,000  U.S. Treasury Bills ..............  4.54               5/27/99            34,887,496
 25,000,000  U.S. Treasury Bills ..............  4.48                6/3/99            24,897,792
 65,000,000  U.S. Treasury Bills ..............  4.45               6/10/99            64,685,638
 65,000,000  U.S. Treasury Bills ..............  4.61               6/24/99            64,560,724
 25,000,000  U.S. Treasury Bills ..............  4.48                7/1/99            24,814,458
 25,000,000  U.S. Treasury Bills ..............  4.36               7/15/99            24,777,865
 45,000,000  U.S. Treasury Bills ..............  4.40               7/22/99            44,559,193
 15,000,000  U.S. Treasury Bills ..............  4.49                8/5/99            14,824,200
 25,000,000  U.S. Treasury Bills ..............  4.45               10/7/99            24,519,688
 40,000,000  U.S. Treasury Bills ..............  4.42              10/14/99            39,202,508
 27,000,000  U.S. Treasury Bills ..............  4.45              10/21/99            26,434,939
 50,000,000  U.S. Treasury Bills ..............  4.54              10/28/99            48,891,250
 20,000,000  U.S. Treasury Notes ..............  6.38               7/15/99            20,072,619
 25,000,000  U.S. Treasury Notes ..............  5.88               8/31/99            25,103,292
                                                                                    --------------
             TOTAL U.S. GOVERNMENT AND GOVERNMENT
               AGENCY OBLIGATIONS ..........................................         1,039,431,003
                                                                                    --------------
             REPURCHASE AGREEMENTS -- 21.48%
 27,426,000  Cantor Fitzgerald dated 05/03/99,
               with a maturity value of
               $27,437,062 (collaterized by
               $25,000,000 4.84% U.S. Treasury
               Note 05/15/06, market value
               $27,975,000) ...................  4.84                5/3/99            27,426,000
 16,554,700  Cantor Fitzgerald dated 05/03/99,
               with a maturity value of
               $16,561,377 (collaterized by
               $16,198,000 4.84% U.S. Treasury
               Note 11/30/01, market value
               $20,126,015) ...................  4.84                5/3/99            16,554,700
 48,000,000  Commerz Bank dated 05/03/99, with
               a maturity value of $48,019,400
               (collaterized by $47,021,000
               4.85% U.S. Treasury Note 11/30/
               02, market value $48,960,616) ..  4.85                5/3/99            48,000,000
 48,000,000  First Union dated 05/03/99, with a
               maturity value of $48,019,400
               (collaterized by $46,908,000
               4.85% U.S. Treasury Note 05/15/
               00, market value $48,960,225) ..  4.85                5/3/99            48,000,000
 48,000,000  Societe Generale dated 05/03/99,
               with a maturity value of
               $48,019,400 (collaterized by
               $49,590,000 4.85% U.S. Treasury
               Bill 08/05/99, market value
               $48,970,125) ...................  4.85                5/3/99            48,000,000
 48,000,000  Societe Generale dated 05/03/99,
               with a maturity value of
               $48,019,400 (collaterized by
               $44,459,000 4.85% U.S. Treasury
               Note 05/15/02, market value
               $48,960,474) ...................  4.85                5/3/99            48,000,000
 48,000,000  Wertheim dated 05/03/99, with a
               maturity value of $48,019,400
               (collaterized by $49,680,000
               4.85% U.S. Treasury Note 10/
               31,00, market value $48,996,900   4.85                5/3/99            48,000,000
                                                                                    --------------
             TOTAL REPURCHASE AGREEMENTS ...................................          283,980,700
                                                                                    --------------
             TOTAL INVESTMENTS AT AMORTIZED COST(A) -- 100.09%..............        $1,323,411,703
                                                                                    --------------

REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED) -- APRIL 30, 1999 (CONTINUED)
Cash .......................................................................        $           64
Interest receivable ........................................................             1,895,138
Receivable for investments sold ............................................               265,090
Prepaid reimbursement ......................................................               106,462
Dividends payable ..........................................................            (2,800,531)
Shareholder service fees payable ...........................................              (427,139)
Administration fee payable .................................................              (268,419)
Payable for investments purchased ..........................................              (191,078)
Advisory fees payable ......................................................              (150,470)
Other net assets ...........................................................               317,048
                                                                                    --------------
NET ASSETS .................................................................        $1,322,157,868
                                                                                    ==============
Represented by:
  Paid-in capital ..........................................................        $1,321,951,315
  Accumulated net realized gains on investments ............................               206,553
                                                                                    --------------
NET ASSETS .................................................................        $1,322,157,868
                                                                                    ==============
NET ASSETS:
  Class A (Investor) Shares -- Applicable to 892,179,793 shares of
                                 beneficial interest outstanding ............       $  892,357,163
  Class B Shares            -- Applicable to 118,608 shares of beneficial
                                 interest outstanding .......................              118,621
  Class D (Private Investor) Shares -- Applicble to 386,784,725 shares of
                                         beneficial interest outstanding ....          386,785,002
  Class Y (Adviser) Shares -- Applicable to 42,891,965 shares of beneficial
                                interest outstanding ........................           42,897,082
                                                                                    --------------
NET ASSETS ..................................................................       $1,322,157,868
                                                                                    ==============
Net Asset Value, Offering Price and Redemption Price Per Share
  (Class A (Investor) Shares, Class B Shares and Class C Shares, Class D
  (Private Investor) Shares and Class Y (Adviser) Shares) ...................                $1.00
                                                                                             =====
(a) Cost and value for federal income tax and financial  reporting  purposes are the same.

REPUBLIC NEW YORK TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED) -- APRIL 30, 1999

                                           MOODY'S/
                                             S&P
PRINCIPAL                                  RATINGS                      MATURITY           AMORTIZED
  AMOUNT         DESCRIPTION             (UNAUDITED)    RATE              DATE                COST
  ------         -----------             -----------    ----              ----                ----
            NEW YORK TAX FREE NOTES
              AND COMMERCIAL PAPER -- 100.3%
            NEW YORK TAX FREE MUNICIPAL NOTES -- 20.1%
 3,880,000  Battery Park City
              Authority, Revenue .....     Aaa/AAA      7.70%               5/1/15       $   3,957,599
 1,000,000  Erie County, New York RAN      Mig1/Nr      4.00              10/13/99           1,004,388
 3,000,000  Half Hollow Hills New
              York, GSD, GO                Mig1/Nr      3.90               6/25/99           3,001,528
 1,500,000  Huntington, New York,
              UFSD, TAN ..............     Mig1/Nr      3.75               6/29/99           1,500,566
 2,000,000  Nassau County, New York,
              Anticipation Notes .....     Mig1/Sp1     4.25               5/18/99           2,000,532
 3,000,000  New York State Power
              Authority ..............      P1/A1+      2.90                9/1/99           3,000,000
 2,695,000  New York State, Dormitory
              Authority ..............     Aaa/AAA      7.13               5/15/17           2,753,108
 2,750,000  Oyster Bay, Anticipation
              Notes-Series A                Nr/Nr       3.25              11/30/99           2,753,899
 3,350,000  Pearl River, New York,
              UFSD ...................      Nr/Nr       3.90               6/22/99           3,351,149
 3,540,000  Port Authority of New York
              and New Jersey, Cons-117th
              Series .................      A1/Aa-      4.00              11/15/99           3,557,805
 3,000,000  Rochester, New York, BAN .      Nr/Nr       3.50                3/8/00           3,013,155
 2,000,000  Smithtown, New York, CSD .     Mig1/Nr      3.90               6/25/99           2,000,872
 2,000,000  Suffolk County, New York,
              TAN ....................    Mig1/Sp1+     4.00                9/9/99           2,004,510
 2,000,000  Westchester County, New
              York, GO ...............     Mig1/Nr      2.83              12/30/99           2,000,379
                                                                                         -------------
                                                                                            35,899,490
                                                                                         -------------
            NEW YORK TAX FREE COMMERCIAL PAPER -- 22.7%
 3,000,000  Long Island Power
              Authority ..............    Vmig1/A1+     2.80               5/12/99           3,000,000
 3,000,000  New York State Power
              Authority ..............     Vig1/P1      3.05               6/24/99           3,000,000
 2,485,000  New York State Port
              Authority ..............      P1/A1+      3.05                8/9/99           2,485,000
 3,000,000  New York State Port
              Authority ..............      P1/A1+      2.95                8/9/99           3,000,000
 3,000,000  New York State Power
              Authority ..............     Vmig1/A1     2.70               5/10/99           3,000,000
 1,000,000  New York State Power
              Authority ..............      P1/A1+      3.05               6/10/99           1,000,000
 4,000,000  New York State, MTA ......      P1/A1+      2.60               5/10/99           4,000,000
 2,055,000  New York State, Dormitory
              Authority ..............      P1/A1+      2.95               8/11/99           2,055,000
 3,000,000  New York State, Dormitory
              Authority, Columbia
              University .............      P1/A1+      2.70                5/7/99           3,000,000
 3,600,000  New York State, GO .......     Vmig1/P1     2.80               8/19/99           3,600,000
 3,000,000  New York State, MTA ......      P1/A1+      2.85               5/11/99           3,000,000
 4,000,000  New York State, MTA ......      P1/A1+      2.85                6/1/99           4,000,000
 5,400,000  New York, Dormitory
              Authority, Sloan .......    Vmig1/A1+     2.90               5/12/99           5,400,000
                                                                                         -------------
                                                                                            40,540,000
                                                                                         -------------
            VARIABLE RATE DEMAND NOTES -- 57.5%
 2,000,000  Babylon, New York, IDA ...     Aaa/AAA      3.75                1/1/19           2,000,000
   200,000  Babylon, New York, IDA,
              AMT, LOC - Union Bank of
              Switzerland AG .........    Vmig1/AA+     4.15               12/1/24             200,000
   100,000  Dutchess County, New York,
              IDA ....................      Nr/Nr       4.05               10/1/15             100,000
 1,000,000  Hempstead, New York, IDA,
              Nassau Energy ..........      Nr/A1+      3.95%              9/15/15           1,000,000
 3,000,000  Long Island Power
              Authority ..............    Vmig1/A1+     4.00                5/1/33           3,000,000
 1,000,000  Long Island Power
              Authority ..............    Vmig1/A1+     4.15                5/1/33           1,000,000
11,550,000  Nassau County, New York, .    Vmig1/A1+     4.20                1/1/34          11,550,000
 1,900,000  New York City, Health &
              Hospital ...............    Vmig1/A1+     3.90               2/15/26           1,900,000
 1,300,000  New York City, Dormitory
              Authority, Cornell
              University Series ......    Vmig1/A1+     4.30                8/1/05           1,300,000
 1,200,000  New York City, GO ........    Vmig1/A1+     4.25               8/15/05           1,200,000
 1,700,000  New York City, GO ........    Vmig1/A1+     4.30                8/1/20           1,700,000
 3,000,000  New York City, GO ........     Vmig1/Nr     2.90               11/1/27           3,000,000
 6,365,000  New York City, Housing
              Development Corporation       Nr/A1+      3.80                2/1/07           6,365,000
11,500,000  New York City, Municipal
              Assistance Corporation,
              Series F ...............    Vmig1/A1+     4.00                7/1/08          11,500,000
 1,300,000  New York City, Municipal
              Water Authority ........     Vmg1/A1+     4.25               6/15/22           1,300,000
 2,000,000  New York City, Series F-5      Aaa/AAA      3.95               2/15/16           2,000,000
 4,560,000  New York City, Trust
              Cultural Revenue             Vmig1/A1     4.20               12/1/15           4,560,000
 3,000,000  New York State, Energy,
              Research & Development .      P1/Nr       3.40               11/1/20           3,000,000
 7,200,000  New York State, Energy,
              Research & Development .    Vmig1/A1+     3.75               10/1/14           7,200,000
 3,900,000  New York State, Energy,
              Research & Development .      P1/Nr       4.25               12/1/26           3,900,000
 2,000,000  New York State, Energy,
              Research & Development,      Aaa/AAA      3.90               12/1/20           2,000,000
 2,300,000  New York State, GO .......      Nr/Nr       4.30                8/1/15           2,300,000
 5,500,000  New York State, Housing
              Finance Authority ......    Vmig1/A1+     3.80               5/15/15           5,500,000
 5,000,000  New York State, Housing
              Finance Authority ......    Vmig1/A1+     3.85               3/15/28           5,000,000
 3,000,000  New York State, Local
              Government Assistance ..    Vmig1/A1+     3.85                4/1/25           3,000,000
 6,000,000  New York State, Local
              Government Assistance ..     Aa3/Aa-      3.75                4/1/25           6,000,000
 3,505,000  Niagara County, New York,
              IDA ....................      P1/Al+      3.90              11/15/24           3,505,000
 2,900,000  Port Authority of New York
              and New Jersey, SO .....    Vmig1/A1+     4.20                8/1/24           2,900,000
   700,000  Port Authority of New York
              and New Jersey, SO .....    Vmig1/A1+     4.25                8/1/28             700,000
 1,000,000  Suffolk County, New York,
              IDA ....................     Vmig1/Nr     4.05%              12/1/12           1,000,000
 3,000,000  Suffolk County, New York,
              Water Authority ........     Vmig1/Nr     3.80                2/8/01           3,000,000
                                                                                         -------------
                                                                                           102,680,000
                                                                                         -------------
            TOTAL NEW YORK TAX FREE NOTES
              AND COMMERCIAL PAPER ................................................        179,119,490
                                                                                         -------------
            OTHER MUNICIPALS -- 2.6%
            MUTUAL FUNDS -- 2.6%
 4,590,000  Provident New York Tax
              Free Money Market Fund .                                      5/3/99           4,590,000
                                                                                         -------------
            TOTAL OTHER MUNICIPALS ................................................          4,590,000
                                                                                         -------------
TOTAL INVESTMENTS AT AMORTIZED COST -- 102.9% .....................................      $ 183,709,490
                                                                                         -------------

REPUBLIC NEW YORK TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED) -- APRIL 30, 1999 (CONTINUED)
Cash ..............................................................................      $      23,359
Interest receivable ...............................................................          1,295,761
Deferred organization expense .....................................................              3,706
Prepaid reimbursement .............................................................             92,134
Dividends payable .................................................................           (318,964)
Payable for investments purchased .................................................         (6,000,616)
Shareholder services fees payable .................................................            (54,521)
Investment advisory fees payable ..................................................           (101,633)
Professional fees payable .........................................................            (45,046)
Administration fee payable ........................................................            (23,974)
Other assets in excess of liabilities .............................................             31,974
                                                                                         -------------
NET ASSETS ........................................................................      $ 178,611,670
                                                                                         =============
Represented by:
  Paid-in capital .................................................................      $ 178,623,292
  Undistributed net investment income .............................................             19,053
  Accumulated net realized losses on investments ..................................            (30,675)
                                                                                         -------------
NET ASSETS ........................................................................      $ 178,611,670
                                                                                         =============
  Class A (Investor) Shares -- Applicable to 116,891,630 shares of beneficial
                                 interest outstanding .............................      $ 116,881,016
  Class D (Private Investor) Shares -- Applicable to 45,717,310 shares of
                                         beneficial interest outstanding ..........         45,717,469
  Class Y (Adviser) Shares -- Applicable to 16,014,229 shares of beneficial
                                interest outstanding ..............................         16,013,185
                                                                                         -------------
NET ASSETS ........................................................................      $ 178,611,670
                                                                                         =============
Net Asset Value, Offering Price and Redemption Price Per Share
  (Class A (Investor) Shares, Class B Shares, Class C Shares, Class D Shares
  (Private Investor) Shares and Class Y (Adviser) Shares) .........................              $1.00
                                                                                                 =====

REPUBLIC NEW YORK TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED) -- APRIL 30, 1999 (CONTINUED)

(a) Percentages indicated are based on net assets at April 30, 1999.
(b) The Moody's or Standard & Poor's rating indicated are believed to be the most recent ratings available at April 30, 1999 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at April 30, 1999. These ratings are unaudited.
(c) Interest rates reset daily or weekly. Interest rate disclosed represents current rate at April 30, 1999.
(d) For Federal income tax purposes, the cost of securities owned at April 30, 1999 was substantially the same as the cost of securities for financial statement purposes.

CSD    -- Central School District
GO     -- General Obligations
IDA    -- Industrial Development Agency
N/R    -- Not Rated
UFSD   -- Union Free School District
TAN    -- Tax Anticipation Note
BAN    -- Bond Anticipation Note
RAN    -- Revenue Anticipation Note
MTA    -- Metropolitan Transit Authority

REPUBLIC FUNDS
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 1999
                                                                         U.S.             NEW YORK
                                                                      GOVERNMENT          TAX-FREE
                                                  MONEY MARKET       MONEY MARKET       MONEY MARKET
                                                      FUND               FUND               FUND
                                                  -------------      -------------      ------------
INVESTMENT INCOME:
Interest income ............................        $4,048,221        $29,753,705         $2,524,533

EXPENSES:
  Shareholder service fees -- (Class A, B, D
    Shares) ................................           112,502          1,496,126            187,432
  Administration fees ......................            81,549            623,790             83,732
  Advisory fees ............................           163,102          1,250,567            113,811
  Custodian fees and expenses ..............            29,054            112,337             35,080
  Fund accounting fees .....................            18,700             22,017             22,017
  Legal fees ...............................             9,350             53,521             12,351
  Registration and filing fees .............            11,900             36,695              7,874
  Transfer agent fees ......................            16,320             19,690             14,678
  Reports to shareholders ..................             5,100             17,721              4,117
  Audit fees ...............................             6,970              7,876              7,876
  Trustees fees ............................               680              4,296              1,074
  Other expenses ...........................            10,810             51,702             13,114
                                                     ---------         ----------          ---------
Total expenses .............................           466,037          3,696,338            503,156
Voluntary fee reductions ...................          (139,332)                --                 --
                                                     ---------         ----------          ---------
      Total net expenses ...................           326,705          3,696,338            503,156
                                                     ---------         ----------          ---------
NET INVESTMENT INCOME ......................         3,721,516         26,057,367          2,021,377
                                                     ---------         ----------          ---------
REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) on investments               153             99,624                (16)
                                                     ---------         ----------          ---------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS ...............................        $3,721,669        $26,156,991         $2,021,361
                                                    ==========        ===========         ==========

                                  See notes to financial statements

REPUBLIC MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS
                                                              NOVEMBER 12, 1998
                                                             (INCEPTION) THROUGH
                                                               APRIL 30, 1999
                                                                  (UNAUDITED)
                                                              ------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income ....................................       $  3,721,516
Net realized gains on investment transactions ............                153
                                                                 ------------
Net increase in net assets resulting from operations .....          3,721,669
                                                                 ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
  Class A (Investor) Shares ..............................         (1,913,000)
  Class D (Private Investor) Shares (a) ..................            (70,867)
  Class Y (Adviser) Shares ...............................         (1,737,649)
                                                                 ------------
Decrease in net assets from shareholder distributions ....         (3,721,516)
                                                                 ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued ............................        617,665,392
  Dividends reinvested ...................................          5,330,802
  Cost of shares redeemed ................................       (323,820,075)
                                                                 ------------
Net increase in net asets from capital transactions ......        298,176,119
                                                                 ------------
NET INCREASE IN NET ASSETS ...............................        298,176,272
NET ASSETS:
  Beginning of period ....................................                 --
                                                                 ------------
  End of period ..........................................       $298,176,272
                                                                 ============

(a) The Fund commenced offering Class D shares on April 1, 1999.

                       See notes to financial statements

REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS
                                            SIX MONTHS
                                               ENDED               ONE MONTH
                                             APRIL 30,           PERIOD ENDED         YEAR ENDED
                                               1999               OCTOBER 31,       SEPTEMBER 30,
                                            (UNAUDITED)              1998                1998
                                            ----------            ----------          ----------
INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income .............        $  26,057,367        $    3,898,777      $     37,494,658
Net realized gains on investment
  transactions ....................               99,624                32,707                60,937
                                          --------------        --------------      ----------------
Net change in net assets resulting
  from operations .................           26,156,991             3,931,484            37,555,595
                                          --------------        --------------      ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
  Class A (Investor) Shares .......          (23,712,985)           (3,776,704)          (36,222,464)
  Class B Shares ..................               (1,921)                 (350)                 (246)
  Class D (Private Investor) Shares
    (a) ...........................           (1,112,680)                   --                    --
  Class Y (Adviser) Shares ........           (1,229,781)             (121,717)           (1,303,322)
Net realized gains:
  Class A (Investor) Shares .......                   --                    --              (101,952)
  Class B Shares ..................                   --                    --                    --
  Class Y (Adviser) Shares ........                   --                    --                (3,282)
                                          --------------        --------------      ----------------
Decrease in net assets from
    shareholder distributions .....          (26,057,367)           (3,898,771)          (37,631,266)
                                          --------------        --------------      ----------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued .....        1,611,496,988           190,913,781         2,582,611,123
  Dividends reinvested ............           25,414,965             3,791,950            32,959,918
  Cost of shares redeemed .........       (1,404,745,782)         (122,218,648)       (2,120,005,796)
                                          --------------        --------------      ----------------
Net increase in net assets from
  capital share transactions ......          232,166,171            72,487,083           495,565,245
                                          --------------        --------------      ----------------
NET CHANGE IN NET ASSETS ..........          232,265,795            72,519,796           495,489,574

NET ASSETS:
    Beginning of period ...........        1,089,892,073         1,017,372,277           521,882,703
                                          --------------        --------------      ----------------
    End of period .................       $1,322,157,868        $1,089,892,073      $  1,017,372,277
                                          ==============        ==============      ================

(a) The Fund commenced offering Class D Shares on April 1, 1999.

                                  See notes to financial statements

REPUBLIC NEW YORK TAX-FREE MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS
                                                            SIX MONTHS
                                                               ENDED
                                                           APRIL 30, 1999         YEAR ENDED
                                                             (UNAUDITED)       OCTOBER 31, 1998
                                                           --------------      ----------------
INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income .................................      $  2,021,377         $  4,257,499
Net realized losses on investment transactions ........               (16)              (1,486)
                                                             ------------         ------------
Net increase in net assets resulting from operations ..         2,021,361            4,256,013
                                                             ------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
  Class A (Investor) Shares ...........................        (1,718,957)          (3,680,864)
  Class B Shares ......................................                --                 (824)
  Class D (Private Investor) Shares (a) ...............           (62,379)                  --
  Class Y (Adviser) Shares ............................          (240,041)            (575,811)
                                                             ------------         ------------
Decrease in net assets from shareholder distributions .        (2,021,377)          (4,257,499)
                                                             ------------         ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued .........................       375,803,008          881,805,614
  Dividends reinvested ................................         1,853,439            3,435,465
  Cost of shares redeemed .............................      (363,396,136)        (852,886,536)
                                                             ------------         ------------
Net Change in net assets from capital share
  transactions ........................................        14,260,311           32,354,543
                                                             ------------         ------------
NET CHANGE IN NET ASSETS ..............................        14,260,295           32,353,057
NET ASSETS:
  Beginning of period .................................       164,351,375          131,998,318
                                                             ------------         ------------
  End of period (including distributions in excess of
    income of $0 and $200, respectively) ..............      $178,611,670         $164,351,375
                                                             ============         ============

(a) The Fund commenced offering Class D Shares on April 1, 1999.

                                  See notes to financial statements

REPUBLIC FUNDS
NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 1999 (UNAUDITED)

1. ORGANIZATION: Republic Money Market Fund (the "Money Market Fund"), Republic U.S. Government Money Market Fund (the "U.S. Government Money Market Fund") and Republic New York Tax-Free Money Market Fund (the "New York Tax-Free Fund") (collectively the "Funds") are separate series of Republic Funds (the "Trust"), a Massachusetts business trust organized on April 22, 1987, which as of April 30, 1999, consisted of eight funds, each of which has different investment objectives and policies. This report contains the financial statements for the Money Market Fund, U.S. Government Money Market Fund and New York Tax-Free Money Market Fund only. Financial statements for the other five funds are published separately. The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company.

        The investment objective of the Money Market Fund is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital. The Fund invests primarily in bank certificates of deposit, bankers' acceptances, prime commercial paper, corporate obligations, and U.S. government securities.

        The investment objective of the U.S. Government Money Market Fund is to provide it's shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital. The Fund invests primarily in issues of the U.S. Treasury, such as bills, notes and bonds, and issues of U.S. Government agencies and instrumentalities established under the authority of an Act of Congress.

        The investment objective of the New York Tax-Free Money Market Fund is to provide it's shareholders with liquidity and as high a level of current income that is exempt from federal, New York State and New York City personal income taxes as is consistent with the preservation of capital. The Fund invests primarily in high-quality commercial paper, municipal notes, including tax and revenue authorization notes, tax anticipation notes, bond anticipation notes and revenue anticipation notes, that are exempt from federal, New York State, and New York City personal income tax.

        The Funds are authorized to issue five classes of shares, Class A Shares ("Investor Shares"), Class B Shares, Class C Shares, Class D Shares ("Private Investor Shares") and Class Y Shares ("Adviser Shares"). Each class of shares in each Fund has identical rights and privileges, except with respect to fees paid under shareholder servicing or distribution plans, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

        The Trust retains Republic National Bank of New York ("Republic") as Investment Adviser ("Adviser") and Custodian and BISYS Fund Services ("BISYS") as Administrator, Distributor and Sponsor ("Sponsor").

2. SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates.

    SECURITIES VALUATION:
    Investments of the Funds are valued at amortized cost, which approximates market value. Under the amortized cost method, discount or premium is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such investment is subject to a demand feature, or (b) maintain a dollar-weighted average portfolio maturity which exceeds 90 days.

    SECURITY TRANSACTIONS AND RELATED INCOME:
    Security transactions are accounted for on a trade date basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

    EXPENSE ALLOCATION:
    The Funds bear all costs of their operations other than expenses specifically assumed by the Adviser or Sponsor. Expenses directly attributable to a Fund are charged to the Fund. Expenses incurred by the Trust with respect to any two or more of the Trust's eight funds are allocated in proportion to the net asset levels of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses are allocated to each class in proportion to their respective net asset levels.

    FEDERAL INCOME TAXES:
    Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

    DIVIDENDS TO SHAREHOLDERS:
    Dividends from net investment income are declared daily and paid monthly from each Fund. Distributions from net realized capital gains, if any, are declared and paid at least annually by the Funds.

    REPURCHASE AGREEMENTS:
    The Funds may acquire repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Collateral subject to repurchase agreements are held by the Funds' custodian, either physically or in book entry form.

3.  RELATED PARTY TRANSACTIONS:
    ADVISORY FEES:
    The Funds retain Republic to act as Investment Adviser. Republic is responsible for the Investment management of the Funds' assets, including the responsibility for making investment decisions and placing orders for the purchase and sale of each Fund's investments directly with the issuers or with brokers or dealers selected by it in its discretion. Republic also furnishes to the Board of Trustees, which has overall responsibility for the business affairs of the Trust, periodic reports on the investment performance of the Funds. For its services as Investment Adviser, Republic receives a fee, payable monthly, at the annual rate of 0.20%, 0.20% and 0.15% of average daily net assets of the Republic Money Market Fund, Republic U.S. Government Money Market Fund and Republic New York Tax-Free Money Market Fund, respectively. For the six months ended April 30, 1999, the advisory fees were $163,102, $1,250,567 and $113,811 of which $139,332,
    $0 and $0 were voluntarily waived for the Republic Money Market Fund, Republic U.S. Government Money Market Fund and Republic New York Tax-Free Money Market Fund, respectively.

    ADMINISTRATION:
    The Funds retain BISYS to serve as Administrator, Distributor and Sponsor. BISYS provides management and administrative services necessary for the operation of the Funds, furnishes office space and facilities required for conducting the business of the Funds and pays the compensation of the Funds' officers. For these services, BISYS receives from the Funds a fee, payable monthly, at the annual rate of 0.10% of the first $1 billion of the Trust's average daily net assets; 0.08% of the next $1 billion of the Trust's average daily net assets, and 0.07% of such assets in excess of $2 billion. For the six months ended April 30, the administration fees were $81,549, $623,790 and $83,732 for the Republic Money Market Fund, Republic U.S. Government Money Market Fund and Republic New York Tax-Free Money Market Fund, respectively.

    CUSTODY
    Republic National Bank of New York acts as custodian to the Funds.

    DISTRIBUTION PLAN:
    The Trust has adopted a noncompensatory Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the Act. The Plan provides for a monthly payment by the Funds to the Sponsor for amounts representing actual expenses incurred by the Sponsor for marketing costs and services rendered in distributing each Fund's shares at a rate not to exceed 0.75%, 0.75%, 0.75% and 0.25% of the average daily net assets of Class A (Investor) Shares, Class B Shares, Class C Shares and Class D (Private Investor) Shares of the Fund, respectively.

    SHAREHOLDER SERVICING PLANS:
    The Trust has entered into a Shareholder Servicing agreement with its Shareholder Servicing Agents (which currently consists of Republic and its affiliates) for providing various shareholder services. The aggregate fees paid to the Distributor pursuant to the Distribution Plan and to Shareholder Servicing Agents pursuant to the Shareholder Servicing Agreement, historically have not exceeded 1.00%, 1.00%, 1.00% and 0.25% per annum of each Fund's average daily net assets of Class A (Investor) Shares, Class B Shares, Class C Shares and Class D (Private Investor) Shares, respectivly.

4. CAPITAL SHARE TRANSACTIONS: All capital share transactions have been effected at a value of $1.00 per share. Transactions in dollars and shares of beneficial interest for six months ended April 30, 1999:

                                                       SIX MONTHS ENDED APRIL 30, 1999
                                      ---------------------------------------------------------------------
                                                                          CLASS D**
                                      CLASS A                             (PRIVATE            CLASS Y
                                    (INVESTOR)             CLASS B*       INVESTOR)          (ADVISER)
                                      SHARES                SHARES          SHARES            SHARES
                                      ------                ------          ------            ------
MONEY MARKET FUND
    Shares issued ...............    313,682,623                 --         25,952,873        277,029,896
    Shares reinvested ...........      1,401,904                 --          2,640,401          1,288,497
    Shares redeemed .............   (153,974,965)                --        (10,618,770)      (159,226,340)
                                   -------------              -----        -----------       ------------
        Net change ..............    161,109,562                 --         17,974,504        119,092,053
                                   =============              =====        ===========       ============
                                                                          CLASS D
                                      CLASS A                             (PRIVATE            CLASS Y
                                    (INVESTOR)             CLASS B*       INVESTOR)          (ADVISER)
                                      SHARES                SHARES          SHARES            SHARES
                                      ------                ------          ------            ------
U.S. GOVERNMENT MONEY MARKET FUND
    Shares issued ...............    862,256,911              5,700        428,001,941        321,232,436
    Shares reinvested ...........     25,130,376                147                 --            284,442
    Shares redeemed ............. (1,050,312,085)                --        (41,193,962)      (313,239,735)
                                   -------------              -----        -----------       ------------
        Net change ..............   (162,924,778)             5,847        386,807,979          8,277,143
                                   =============              =====        ===========       ============
                                                                          CLASS D
                                      CLASS A                             (PRIVATE            CLASS Y
                                    (INVESTOR)             CLASS B*       INVESTOR)          (ADVISER)
                                      SHARES                SHARES          SHARES            SHARES
                                      ------                ------          ------            ------
NEW YORK TAX-FREE MONEY MARKET FUND
    Shares issued ..............     202,074,272                 --         67,425,861        106,302,875
    Shares reinvested ..........       1,771,114                 --                 --             82,325
    Shares redeemed ............    (240,549,299)                --        (21,714,968)      (101,131,869)
                                   -------------              -----        -----------       ------------
        Net change .............     (36,703,913)                --         45,710,893          5,253,331
                                   =============              =====        ===========       ============

CAPITAL SHARE TRANSACTIONS (CONTINUED): All capital share transactions have been effected at a value of $1.00 per share. Transactions in dollars and shares of beneficial interest for the period ended October 31, 1999:

                                                      ONE MONTH PERIOD ENDED OCTOBER 31, 1998
                                                 -------------------------------------------------
                                                     CLASS A                              CLASS Y
                                                   (INVESTOR)           CLASS B          (ADVISER)
                                                     SHARES             SHARES            SHARES
                                                   ----------           --------         ----------
U.S. GOVERNMENT MONEY MARKET FUND
    Shares issued ..........................         137,826,801               --         53,086,980
    Shares reinvested ......................           3,747,827                8             44,115
    Shares redeemed ........................         (74,679,360)              --        (47,539,288)
                                                  --------------         --------       ------------
        Net increase .......................          66,895,268                8          5,591,807
                                                  ==============         ========       ============

                                                           YEAR ENDED SEPTEMBER 30, 1998
                                                 -------------------------------------------------
                                                     CLASS A                              CLASS Y
                                                   (INVESTOR)           CLASS B          (ADVISER)
                                                     SHARES             SHARES            SHARES
                                                   ----------           --------         ----------
    Shares issued ..........................       2,040,187,992          112,952        542,310,179
    Shares reinvested ......................          32,415,205               --            544,713
    Shares redeemed ........................      (1,589,996,582)            (200)      (530,009,014)
                                                  --------------         --------       ------------
        Net increase .......................         482,606,615          112,752         12,845,878
                                                  ==============         ========       ============

                                                           YEAR ENDED OCTOBER 31, 1998
                                                 -------------------------------------------------
                                                     CLASS A                              CLASS Y
                                                   (INVESTOR)           CLASS B          (ADVISER)
                                                     SHARES             SHARES            SHARES
                                                   ----------           --------         ----------
NEW YORK TAX-FREE MONEY MARKET FUND
    Shares issued .........................         620,474,727          105,074         261,225,813
    Shares reinvested .....................           3,329,003               47             106,415
    Shares redeemed .......................        (593,534,570)        (105,111)       (259,246,855)
                                                  --------------         --------       ------------
        Net increase ......................          30,269,160               10           2,085,373
                                                  ==============         ========       ============

 * The Funds first began offering Class B Shares on February 2, 1998.
** The Funds first began offering Class D (Private Investor) shares on April 1, 1999

REPUBLIC MONEY MARKET FUND
FINANCIAL HIGHLIGHTS - CLASS A (INVESTOR) SHARES
                                                                 FOR THE
                                                                 PERIOD
                                                            NOVEMBER 12, 1998
                                                              (COMMENCEMENT
                                                              OF OFFERING)
                                                                   TO
                                                             APRIL 30, 1999
                                                               (UNAUDITED)
                                                              ------------
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD ..........          $1.00
                                                                   -----
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income ...............................           0.02
    Net realized gains on investment transactions .......           0.00
                                                                   -----
Total income from investment operations .................           0.02
                                                                   -----
LESS DIVIDENDS AND DISTRIBUTIONS:
    Dividends to shareholders from net investment income           (0.02)
    Distributions from realized gains ...................           0.00
                                                                   -----
Total dividends and distributions .......................          (0.02)
                                                                   -----
NET ASSET VALUE PER SHARE, END OF PERIOD ................          $1.00
                                                                   =====
Total return ............................................          2.12%(b)
RATIOS/SUPPLEMENTAL DATA:
    Net assets, at end of period (000's) ................       $161,110
    Ratio of expenses to average net assets .............          0.50%(c)
    Ratio of net investment income to average net assets           4.09%(c)
    Ratio of expenses to average net assets (a) .........          0.65%(c)
    Ratio of net investment income to average net assets (a)       3.94%(c)

(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(b) Not annualized.
(c) Annualized.
                      See notes to financial statements

REPUBLIC MONEY MARKET FUND
FINANCIAL HIGHLIGHTS - CLASS D (PRIVATE INVESTOR) SHARES
                                                                  FOR THE
                                                                  PERIOD
                                                               APRIL 1, 1999
                                                             (DATE OF INITIAL
                                                               OFFERING) TO
                                                              APRIL 30, 1999
                                                             ----------------
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD ............        $1.00
                                                                   -----
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income .................................         0.00
    Net realized gains on investment transactions .........         0.00
                                                                   -----
Total income from investment operations ...................         0.00
                                                                   -----
LESS DIVIDENDS AND DISTRIBUTIONS:
    Dividends to shareholders from net investment income ..        (0.00)
    Distributions from realized gains .....................         0.00
                                                                   -----
Total dividends and distributions .........................        (0.00)
                                                                   -----
NET ASSET VALUE PER SHARE, END OF PERIOD ..................        $1.00
                                                                   =====
Total return ..............................................        0.36%(c)
RATIOS/SUPPLEMENTAL DATA:
    Net assets, at end of period (000's) ..................      $17,975
    Ratio of expenses to average net assets ...............        0.50%(b)
    Ratio of net investment income to average net assets ..        4.09%(b)
    Ratio of expenses to average net assets (a) ...........        0.65%(b)
    Ratio of net investment income to average net assets (a)       3.94%(b)

(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(b) Annualized.
(c) Not annualized.
                      See notes to financial statements

REPUBLIC MONEY MARKET FUND
FINANCIAL HIGHLIGHTS - CLASS Y (ADVISER) SHARES
                                                                 FOR THE
                                                                 PERIOD
                                                            NOVEMBER 12, 1998
                                                               (INCEPTION)
                                                                   TO
                                                             APRIL 30, 1999
                                                               (UNAUDITED)
                                                           ------------------
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD ..........          $1.00
                                                                   -----
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income ...............................           0.02
    Net realized gains on investment transactions .......           0.00
                                                                   -----
Total income from investment operations .................           0.02
                                                                   -----
LESS DIVIDENDS AND DISTRIBUTIONS:
    Dividends to shareholders from net investment income           (0.02)
    Distributions from realized gains ...................           0.00
                                                                   -----
Total dividends and distributions .......................          (0.02)
                                                                   -----
NET ASSET VALUE PER SHARE, END OF PERIOD ................          $1.00
                                                                   =====
Total return ............................................          2.25%(c)
RATIOS/SUPPLEMENTAL DATA:
    Net assets, at end of period (000's) ................       $119,092
    Ratio of expenses to average net assets .............          0.25%(b)
    Ratio of net investment income to average net assets           4.34%(b)
    Ratio of expenses to average net assets (a) .........          0.40%(b)
    Ratio of net investment income to average net assets (a)       4.19%(b)

(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(b) Annualized.
(c) Not annualized.
                      See notes to financial statements

REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS -- CLASS A (INVESTOR) SHARES

                          FOR THE
                        SIX MONTHS
                           ENDED            ONE MONTH
                         APRIL 30,        PERIOD ENDED                          YEARS ENDED SEPTEMBER 30,
                           1999            OCTOBER 31,    ----------------------------------------------------------------------
                        (UNAUDITED)           1998             1998            1997           1996           1995           1994
                        -----------           ----             ----            ----           ----           ----           ----
NET ASSET VALUE PER
  SHARE, BEGINNING OF
  PERIOD ................   $  1.00            $  1.00         $  1.00         $  1.00        $  1.00        $  1.00        $  1.00
                             ------             ------          ------          ------         ------         ------         ------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income       0.020              0.004           0.048           0.048          0.049          0.052          0.035
  Net realized gains on
    investment
    transactions ........     0.000              0.000*          0.000*          0.000*            --             --             --
                             ------             ------          ------          ------         ------         ------         ------
Total income from
  investment operations .     0.020              0.004           0.048           0.048          0.049          0.052          0.035
                             ------             ------          ------          ------         ------         ------         ------
LESS DIVIDENDS AND
  DISTRIBUTIONS:
  Dividends to shareholders
    from net investment
    income ..............    (0.020)            (0.004)         (0.048)         (0.048)        (0.049)        (0.052)        (0.035)
  Distributions from
    realized gains .......    0.000              0.000           0.000*             --             --             --             --
                             ------             ------          ------          ------         ------         ------         ------
Total dividends and
  distributions .            (0.020)            (0.004)         (0.048)         (0.048)        (0.049)        (0.052)        (0.035)
                             ------             ------          ------          ------         ------         ------         ------
NET ASSET VALUE PER SHARE,
  END OF PERIOD ..........   $ 1.00             $ 1.00          $ 1.00          $ 1.00         $ 1.00         $ 1.00        $  1.00
                             ======             ======          ======          ======         ======         ======        =======
Total return ..               2.09%(b)           0.39%(b)        5.00%           4.89%          4.98%          5.27%          3.51%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, at end
    of year (000) ........ $892,357         $1,055,163        $988,236        $505,702       $246,368       $113,218       $100,443
  Ratio of expenses to
    average net assets ...    0.58%(c)           0.50%(c)        0.52%           0.59%          0.57%          0.58%          0.24%
  Ratio of net investment
    income to average
    net assets ...........    4.14%(c)           4.40%(c)        4.89%           4.80%          4.80%          5.17%          3.50%
  Ratio of expenses to
   average net assets (a)     0.58%(c)           0.60%(c)        0.62%           0.71%          0.75%          0.78%          0.67%
  Ratio of net investment
    income to average net
    assets (a) ..........     4.14%(c)           4.30%(c)        4.79%           4.68%          4.62%          4.97%          3.08%

----------
(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(b) Not annualized.
(c) Annualized.
  * Less than $0.001 per share.

                                                 See notes to financial statements

REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS - CLASS B SHARES
                                                    FOR THE                         FOR THE PERIOD
                                                   SIX MONTHS       ONE MONTH      FEBRUARY 2, 1998
                                                     ENDED           PERIOD        (COMMENCEMENT OF
                                                   APRIL 30,          ENDED          OFFERING) TO
                                                      1999         OCTOBER 31,       SEPTEMBER 30,
                                                  (UNAUDITED)         1998               1998
                                                    -------         --------           ---------
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD         $1.00            $1.00              $1.00
                                                       -----            -----              -----
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .......................        0.020            0.003              0.002
  Net realized losses on investment
    transactions ..............................        0.000            0.000*             0.000
                                                       -----            -----              -----
Total income from investment operations .......        0.020            0.003              0.002
                                                       -----            -----              -----
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends to shareholders from net investment
    income ....................................       (0.020)          (0.003)            (0.002)
  Distributions from realized gains ...........        0.000            0.000              0.000
                                                       -----            -----              -----
Total dividends and distributions .............       (0.020)          (0.003)            (0.002)
                                                       -----            -----              -----
NET ASSET VALUE PER SHARE, END OF PERIOD  .....        $1.00            $1.00              $1.00
                                                       =====            =====              =====
Total return ..................................        1.70%(b)         0.32%(b)           0.22%(b)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, at end of period (000's) ........         $119             $113               $113
  Ratio of expenses to average net assets .....        1.32%(c)         1.25%(c)           1.27%(c)
  Ratio of net investment income to average net
    assets ....................................        3.39%(c)         3.65%(c)           4.14%(c)
  Ratio of expenses to average net assets (a) .        1.32%(c)         1.35%(c)           1.37%(c)
  Ratio of net investment income to average net
    assets (a) ................................        3.39%(c)         3.55%(c)           4.04%(c)

(a) During the year, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(b) Annualized.
(c) Not annualized.
  * Less than $0.001 per share.

                                  See notes to financial statements

REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS - CLASS D (PRIVATE INVESTOR) SHARES
                                                                  FOR THE
                                                                  PERIOD
                                                               APRIL 1, 1999
                                                             (DATE OF INITIAL
                                                               OFFERING) TO
                                                              APRIL 30, 1999
                                                             ----------------
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD ............        $1.00
                                                                   -----
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income .................................        1.000
    Net realized gains on investment transactions .........       (1.000)
                                                                   -----
Total income from investment operations ...................        0.000
                                                                   -----
LESS DIVIDENDS AND DISTRIBUTIONS:
    Dividends to shareholders from net investment income ..       (0.000)
    Distributions from realized gains .....................        0.000
                                                                   -----
Total dividends and distributions .........................       (0.000)
                                                                   -----
NET ASSET VALUE PER SHARE, END OF PERIOD ..................        $1.00
                                                                   =====
Total return ..............................................        0.33%(c)
RATIOS/SUPPLEMENTAL DATA:
    Net assets, at end of period (000's) ..................     $386,785
    Ratio of expenses to average net assets ...............        0.58%(b)
    Ratio of net investment income to average net assets ..        4.14%(b)
    Ratio of expenses to average net assets (a) ...........        0.58%(b)
    Ratio of net investment income to average net assets ..        4.14%(b)

(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(b) Annualized.
(c) Not annualized.
*   Less than $0.001 per share.

                      See notes to financial statements

REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS -- CLASS Y (ADVISER) SHARES
                                    FOR THE
                                   SIX MONTHS                                                     FOR THE PERIOD
                                     ENDED           ONE MONTH             YEAR ENDED              JULY 1, 1996
                                   APRIL 30,        PERIOD ENDED         SEPTEMBER 30,            (COMMENCEMENT
                                      1999          OCTOBER 31,     ------------------------     OF OFFERING) TO
                                  (UNAUDITED)           1998           1998         1997        SEPTEMBER 30, 1996
                                  -----------  -    ------------       ----         ----        ------------------
NET ASSET VALUE PER SHARE,
BEGINNING OF   PERIOD ......          $1.00             $1.00          $1.00        $1.00             $1.00
                                      -----             -----          -----        -----             -----
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ....           0.02             0.004          0.058        0.050             0.012
  Net realized gains on
    investment transactions            0.00             0.000          0.000*       0.000*               --
                                      -----             -----          -----        -----             -----
Total income from investment
  operations ...............           0.02             0.004          0.058        0.050             0.012
                                      -----             -----          -----        -----             -----
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends to shareholders
    from net investment
    income .................          (0.02)           (0.004)        (0.058)      (0.050)           (0.012
  Distributions from
    realized gains .........           0.00             0.000          0.000*         --               --
                                      -----             -----          -----        -----             -----
Total dividends and
  distributions ............          (0.02)           (0.004)        (0.058)      (0.050)           (0.012)
                                      -----             -----          -----        -----             -----
NET ASSET VALUE PER SHARE,
  END OF PERIOD ............          $1.00             $1.00          $1.00        $1.00             $1.00
                                      =====             =====          =====        =====             =====
Total return ...............          2.22%(c)          0.41%(c)       5.27%        5.15%             1.24%(c)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, at end of
    period (000's) .........        $42,897           $34,617        $29,023      $16,180            $1,413
  Ratio of expenses to
    average net assets .....          0.34%(b)          0.25%(b)       0.27%        0.33%             0.43%(b)
  Ratio of net investment
    income to average net
    assets .................          4.39%(b)          4.65%(b)       5.14%        5.06%             4.90%(b)
  Ratio of expenses to
    average net assets (a) .          0.34%(b)          0.35%(b)       0.37%        0.45%             0.61%(b)
  Ratio of net investment
    income to average net
    assets (a) .............          4.39%(b)          4.55%(b)       5.04%        4.94%             4.72%(b)

(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(b) Annualized.
(c) Not annualized.
  * Less than $0.001 per share.

                                        See notes to financial statements

REPUBLIC NEW YORK TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS -- CLASS A (INVESTOR) SHARES
                                 FOR THE
                                SIX MONTHS                                                      FOR THE PERIOD
                                  ENDED                                                        NOVEMBER 17, 1994
                                APRIL 30,             FOR THE YEAR ENDED OCTOBER 31,             (COMMENCEMENT
                                   1999              ----------------------------------         OF OFFERING) TO
                               (UNAUDITED)           1998            1997          1996        OCTOBER 31, 1995
                               -----------           ----            ----          ----        ----------------
NET ASSET VALUE PER SHARE,
  BEGINNING OF   PERIOD ...          $1.00             $1.00           $1.00         $1.00            $1.00
                                     -----             -----           -----         -----            -----
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ...          0.010             0.029           0.030         0.030            0.033
  Net realized losses on
    investment transactions          (0.00)             0.000*         0.000*           --               --
                                     -----             -----           -----         -----            -----
Total income from
  investment operations ...          0.010             0.029           0.030         0.030            0.033
                                     -----             -----           -----         -----            -----
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends to shareholders
    from net investment
    income ................         (0.010)           (0.029)         (0.030)       (0.030)          (0.030
                                     -----             -----           -----         -----            -----
Total dividends and
  distributions ...........         (0.010)           (0.029)         (0.030)       (0.030)          (0.030)
                                     -----             -----           -----         -----            -----
NET ASSET VALUE PER SHARE,
  END OF PERIOD ...........          $1.00             $1.00           $1.00         $1.00            $1.00
                                     =====             =====           =====         =====            =====
Total return ..............          1.13%(c)          2.95%           3.01%         3.04%            3.31%(c)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, at end of
    period (000's) ........       $116,881          $153,592        $123,324       $78,594          $52,652
  Ratio of expenses to
    average net assets ....          0.58%(b)          0.58%(b)        0.60%         0.54%            0.41%(b)
  Ratio of net investment
    income to average net
    assets ................          2.36%(b)          2.90%(b)        2.98%         2.97%            3.45%(b)
  Ratio of expenses to
    average net assets (a)           0.58%(b)          0.66%           0.72%         0.63%            0.65%(b)
  Ratio of net investment
    income to average net
    assets (a) ............          2.36%(b)          2.82%           2.86%         2.88%            3.20%(b)

(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(b) Annualized.
(c) Not annualized.
  * Less than $0.001 per share.

                                        See notes to financial statements

REPUBLIC NEW YORK TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS -- CLASS B SHARES
                                                                        FOR THE           FOR THE PERIOD
                                                                       SIX MONTHS         APRIL 29, 1998
                                                                         ENDED             (COMMENCEMENT
                                                                       APRIL 30,          OF OFFERING) TO
                                                                          1989              OCTOBER 31,
                                                                      (UNAUDITED)              1998
                                                                      ------------        ---------------
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD ....................       $1.00                   $1.00
                                                                          -----                   -----
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ...........................................          --                   0.012
  Net realized losses on investment transactions ..................          --                   0.000*
                                                                          -----                   -----
Total income from investment operations ...........................          --                   0.000
                                                                          -----                   -----
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends to shareholders from net investment income ............          --*                 (0.012)
  Total dividends and distributions ...............................          --                  (0.012)
                                                                          -----                   -----
NET ASSET VALUE PER SHARE, END OF PERIOD ..........................       $1.00                   $1.00
                                                                          =====                   =====
Total return ......................................................       0.00%(c)                1.24%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, at end of period ....................................         $10                     $10
  Ratio of expenses to average net assets .........................       0.00%(b)                1.33%
  Ratio of net investment income to average net assets ............       0.00%(b)                2.15%
  Ratio of expenses to average net assets (a) .....................       0.00%(b)                1.41%
  Ratio of net investment income to average net assets (a) ........       0.00%(b)                2.07%

----------
(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(b) Annualized.
(c) Not annualized.
  * Less than $0.001 per share.

                                      See notes to financial statements

REPUBLIC NEW YORK TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS - CLASS D (PRIVATE INVESTOR) SHARES
                                                                  FOR THE
                                                                  PERIOD
                                                               APRIL 1, 1999
                                                             (DATE OF INITIAL
                                                               OFFERING) TO
                                                              APRIL 30, 1999
                                                             ----------------
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD ............        $1.00
                                                                   -----
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income .................................         0.00*
    Net realized losses on investment transactions ........         0.00*
                                                                   -----
Total income from investment operations ...................         0.00
                                                                   -----
LESS DIVIDENDS AND DISTRIBUTIONS:
    Dividends to shareholders from net investment income ..        (0.00)*
                                                                   -----
    Total dividends and distributions .....................        (0.00)
                                                                   -----
NET ASSET VALUE PER SHARE, END OF PERIOD ..................        $1.00
                                                                   =====
Total return ..............................................        0.20%(c)
RATIOS/SUPPLEMENTAL DATA:
    Net assets, at end of period (000's) ..................      $45,717
    Ratio of expenses to average net assets ...............        0.58%(b)
    Ratio of net investment income to average net assets ..        2.36%(b)
    Ratio of expenses to average net assets (a) ...........        0.58%(b)
    Ratio of net investment income to average net assets (a)       2.36%(b)

(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(b) Annualized.
(c) Not annualized.
  * Less than $0.001 per share.

                      See notes to financial statements

REPUBLIC NEW YORK TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS - CLASS Y (ADVISOR) SHARES
                                                                                              FOR THE
                                   FOR THE                                                     PERIOD
                                 SIX MONTHS                                                 JULY 1, 1996
                                    ENDED                                                   (COMMENCEMENT
                                  APRIL 30,            FOR THE YEAR ENDED OCTOBER 31,      OF OFFERING) TO
                                    1999               -----------------------------         OCTOBER 31,
                                 (UNAUDITED)             1998                  1997             1996
                                 ----------              ----                  ----        ---------------
NET ASSET VALUE PER
  SHARE, BEGINNING OF PERIOD       $1.00                 $1.00                 $1.00              $1.00
                                   -----                 -----                 -----              -----
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income            0.010                 0.031                 0.032              0.010
  Net realized losses on
    investment transactions        0.000                 0.000*                0.000*                --
                                   -----                 -----                 -----              -----
Total income from
  investment operations ..         0.010                 0.031                 0.032              0.010
                                   -----                 -----                 -----              -----
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends to shareholders
    from net investment
    income ...............        (0.010)               (0.031)               (0.032)            (0.010)
                                   -----                 -----                 -----              -----
  Total dividends and
    distributions ........        (0.010)               (0.031)               (0.032)            (0.010)
                                   -----                 -----                 -----              -----
NET ASSET VALUE PER
  SHARE, END  OF PERIOD ..         $1.00                 $1.00                 $1.00              $1.00
                                   =====                 =====                 =====              =====
Total return .............          1.26(c)              3.21%                 3.27%              1.03%(e)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, at end of
    period (000's) .......       $16,013               $10,759                $8,674             $3,714
  Ratio of expenses to
    average net assets ...         0.33%(b)              0.33%                 0.35%              0.35%(b)
  Ratio of net
    investment income to
    average net assets ...         2.61%(b)              3.15%                 3.23%              3.12%(b)
  Ratio of expenses to
    average net assets (a)         0.33%(b)              0.41%                 0.47%              0.45%(b)
  Ratio of net investment
    income to average net
     assets (a) ..........         2.61%(b)              3.07%                 3.13%              3.02%(b)

(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(b) Annualized.
(c) Not annualized.
  * Less than $0.001 per share.

                                     See notes to financial statements

----------
R E P U B L I C
F U N D S


INVESTMENT ADVISER & CUSTODIAN
Republic National Bank of New York
452 Fifth Avenue
New York, NY 10018

ADMINISTRATOR, TRANSFER AGENT,
DISTRIBUTOR, AND SPONSOR
BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, OH 43219

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
99 High Street
Boston, MA 02110

LEGAL COUNSEL
Dechert Price & Rhoads
1775 Eye Street, N.W.
Washington, D.C. 20006

SHAREHOLDER SERVICING AGENTS:
Republic National Bank of New York
Republic Bank for Savings
452 Fifth Avenue
New York, NY 10018
(800) 522-5214

FOR NON-REPUBLIC CLIENTS:
Republic Funds
P.O. Box 18245
Columbus, OH 43218-2845
(800) 782-8183


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